Paras Madho
Manager
Securities Operations

New York Stock Exchange, inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

05048724

1-32219

NYSE

Cert NYS

MAR 3 0 2005

March 30, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, SUNSTONE HOTEL INVESTORS, INC., Series A cumulative redeemable preferred stock, par value $0.01 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 30, 2005. Tentative listing date – April 1, 2005.

Sincerely,

Paras Madho

PROCESSED
MAR 3 1 2005 E
THOMSON
FINANCIAL